CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	$ (1,533)	$ (1,526)	[1]	$ (1,403)	[1]
Operating (loss) / profit	1,163	1,023	[1]	823	[1]
Income taxes	(69)	(344)	[1]	(279)	[1]
Total non-operating income and expenses	9	26	[1]	84	[1]
Veon Ltd.
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	(103)	(86)		(101)
Other operating gains	0	0		0
Recharged expenses to group companies	10	(11)		3
Operating (loss) / profit	(93)	(97)		(98)
Finance income and (costs)	(1)	2		(2)
Share in result of subsidiaries after tax	(68)	773		(249)
Income taxes	0	(4)		0
Total non-operating income and expenses	(69)	772		(251)
Profit / (loss) for the year	$ (162)	$ 674		$ (349)

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).